Organization and nature of operations - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Balance sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 157,020	$ 177,329	$ 170,802	$ 177,154
Short-term investments	148,155	110,209
Accounts receivable, net	68,413	32,662
Amounts due from related parties - current	12,832	31,519
Inventories	403	1,255
Prepayments and other current assets	12,850	10,058
Total current assets	399,673	363,032
Non-current assets:
Long-term investments	1,070,596	30,599
Property and equipment, net	54,784	55,430
Operating lease assets	1,943	450	575
Intangible assets, net	32,722	8,310
Deferred tax assets	10,083	10,528
Goodwill	39,164		$ 20,826
Long-term prepayments and other assets	2,326	5,334
Restricted cash	806	218
Total assets	1,631,923	473,901
Current liabilities:
Accounts payable	41,965	22,964
Due to related parties	8	17
Accrued liabilities and other payables	81,334	52,093
Short-term borrowings and current portion of long-term borrowings	37,209	2,087
Lease liabilities, current portion	487	253
Total current liabilities.	208,450	126,736
Noncurrent liabilities:
Contract liabilities	1,624	458
Deferred tax liabilities	6,660	1,614
Long-term borrowings	38,413	27,127
Lease liabilities	1,251	161
Other long-term payables	3,530	480
Total liabilities	259,406	156,116
VIEs
Current assets:
Cash and cash equivalents	38,892	42,514
Short-term investments	18,229	14,484
Accounts receivable, net	59,970	27,221
Amounts due from related parties - current	3,941	5,500
Due from related parties	12,531	11,532
Inventories	401	1,251
Prepayments and other current assets	6,912	3,810
Total current assets	140,876	106,312
Non-current assets:
Long-term investments	7,104	6,570
Property and equipment, net	54,579	55,307
Operating lease assets	1,943	450
Intangible assets, net	32,722	4,901
Deferred tax assets	8,666	9,873
Goodwill	39,164
Long-term prepayments and other assets	2,317	2,532
Restricted cash	806	218
Total assets	288,177	186,163
Current liabilities:
Accounts payable	37,365	19,330
Due to related parties	8	17
Amount due to group companies	83,918	84,476
Contract liabilities	41,662	36,827
Income tax payable	815	6,430
Accrued liabilities and other payables	54,943	36,342
Short-term borrowings and current portion of long-term borrowings	37,209	2,087
Lease liabilities, current portion	487	253
Total current liabilities.	256,407	185,762
Noncurrent liabilities:
Contract liabilities	1,624	458
Deferred tax liabilities	5,991	870
Amount due to group companies	68,898	68,901
Long-term borrowings	38,413	27,127
Lease liabilities	1,251	161
Other long-term payables	3,530	480
Total liabilities	$ 376,114	$ 283,759